ACCOUNTING PRINCIPLES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Schedule of remaining amortisation periods for intangible assets
The remaining amortization periods for intangible assets at December 31, 2022 are:

Amortization period
Category	Description	Total	Remaining
Transgenic technology	Patents and licenses	6 to 10 years	Divested
RUCONEST® for HAE (EU)	Development costs	10 years	Fully amortized
RUCONEST® for HAE (U.S.)	Re-acquired commercial rights	20 years	14 years
RUCONEST® for HAE (EU)	Re-acquired commercial rights	12 years	9 years
Software expenses	Development costs	3 to 5 years	2 to 5 years
Development costs*	Development costs	Not yet in use	Not yet in use
* Regarding acquired assets for Pompe and Fabry’s disease and internal generated assets for modifications of RUCONEST®

Schedule of deprecation period for property, plant and equipment
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Operational facilities	10-20 years
Leasehold improvements	5-10 years
Machinery and equipment*	5-10 years
Other property, plant & equipment	5-10 years
* Depreciation charges for machinery and equipment are based on actual use of the equipment involved, which is expected to take place in a period before technical expiration

Amounts in $ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	33	6,170	2,476	6,591	9,602	2,872	27,744
Accumulated depreciation	—	(3,030)	(2,176)	(5,375)	(4,937)	—	(15,518)
Carrying value at January 1, 2021	33	3,140	300	1,216	4,665	2,872	12,226
Investments	—	27	457	1,206	952	8,097	10,739
Internal transfer - cost	—	(544)	3,097	7,977	(5,743)	(4,787)	—
Internal transfer - accumulated depreciation	—	408	61	(3,871)	3,402	—	—
Transfer to software - cost	—	—	—	—	(175)	—	(175)
Transfer to software - accumulated depreciation	—	—	—	—	78	—	78
Divestments	—	(2)	—	(20)	(131)	(5,447)	(5,600)
Depreciation charges	—	(455)	(86)	(2,004)	(680)	—	(3,225)
Depreciation of disinvestment	—	2	—	4	54	—	60
Currency translation - cost	(2)	(451)	(324)	(914)	(347)	(112)	(2,150)
Currency translation - accumulated depreciation	—	236	166	674	193	—	1,269
Movement 2021	(2)	(779)	3,371	3,052	(2,397)	(2,249)	996
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at December 31, 2021	31	2,361	3,671	4,268	2,268	623	13,222
Investments	—	54	15	797	504	6	1,376
Internal transfer - cost	—	—	42	380	170	(592)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Transfer to software - cost	—	—	—	—	—	—	—
Transfer to software - accumulated depreciation	—	—	—	—	—	—	—
Divestments	(29)	(214)	(107)	(6,422)	(27)	—	(6,799)
Impairment	—	(72)	(55)	(377)	(13)	—	(517)
Depreciation charges	—	(403)	(294)	(1,116)	(822)	—	(2,635)
Depreciation of disinvestment	—	214	107	6,097	27	—	6,445
Currency translation - cost	(2)	(309)	(319)	(940)	(101)	(31)	(1,702)
Currency translation - accumulated depreciation	—	162	114	676	50	—	1,002
Movement 2022	(31)	(568)	(497)	(905)	(212)	(617)	(2,830)
At cost	—	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	—	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at December 31, 2022	—	1,793	3,174	3,363	2,056	6	10,392